SCHEDULE OF GENERATED REVENUES AND NO ROYALTIES (Details)	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 163,000
Accumulated amortization	(15,000)
Intangible assets	$ 148,000